PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Schedule of changes in the net carrying amount of property, plant and equipment

	Land,
	buildings and		Telecom-		Projects
	leasehold	Furniture and	munication	Customer	under
	improvements	equipment	networks	equipment	develop-ment	Total
Cost

Balance as of December 31, 2018	$214.8	$659.9	$6,068.3	$897.1	$81.7	$7,921.8
Additions	14.8	41.8	252.5	54.2	113.5	476.8
Net change in additions financed with non-cash balances	—	0.1	(5.3)	(6.0)	(6.2)	(17.4)
Reclassification	2.8	12.8	88.8	72.5	(103.2)	73.7
Retirement, disposals and other	—	(7.1)	(14.9)	(44.2)	—	(66.2)
Balance as of December 31, 2019	232.4	707.5	6,389.4	973.6	85.8	8,388.7
Additions	8.5	40.5	230.3	16.1	133.8	429.2
Business acquisitions	1.5	1.6	6.0	—	—	9.1
Net change in additions financed with non-cash balances[1]	(0.1)	0.5	(57.1)	1.0	(7.5)	(63.2)
Reclassification	—	12.9	184.6	(72.5)	(125.0)	—
Retirement, disposals and other	(0.3)	(8.9)	(234.8)	(109.2)	—	(353.2)
Balance as of December 31, 2020	$242.0	$754.1	$6,518.4	$809.0	$87.1	$8,410.6

[1] Includes a $36.7 million government credit for large investment projects receivable in 2020.

	Land,
	buildings and		Telecom-		Projects
	leasehold	Furniture and	munication	Customer	under
	improvements	equipment	networks	equipment	develop-ment	Total
Accumulated depreciation and impairment losses

Balance as of December 31, 2018	$76.6	$478.8	$3,540.4	$689.6	$—	$4,785.4
Depreciation	7.8	50.7	402.2	97.4	—	558.1
Retirement, disposals and other	2.5	(4.5)	(10.6)	(42.3)	—	(54.9)
Balance as of December 31, 2019	86.9	525.0	3,932.0	744.7	—	5,288.6
Depreciation	7.1	51.4	454.8	73.5	—	586.8
Business acquisition	0.3	1.4	4.1	–		5.8
Retirement, disposals and other	(0.3)	(8.9)	(234.7)	(106.2)	—	(350.1)
Balance as of December 31, 2020	$94.0	$568.9	$4,156.2	$712.0	$—	$5,531.1

Net carrying amount
As of December 31, 2019	$145.5	$182.5	$2,457.4	$228.9	$85.8	$3,100.1
As of December 31, 2020	$148.0	$185.2	$2,362.2	$97.0	$87.1	$2,879.5